WARRANT LIABILITY (Details)	11 Months Ended
Dec. 31, 2020 $ / shares shares
Warrants [Abstract]
Period to exercise warrants during public offerings	12 months
Period to exercise warrants during business combination	30 days
Number of days to file registration statement	15 days
Period for registration statement to become effective	60 days
Percentage of exercise price of public warrants is adjusted higher than the market value of newly issued price	115.00%
Percentage of redemption triggered price is adjusted higher than the market value of newly issued price	180.00%
Public Warrant
Warrants [Abstract]
Warrant outstanding | shares	13,800,000
Private Warrants
Warrants [Abstract]
Warrant outstanding | shares	6,853,333
Private Placement [Member]
Warrants [Abstract]
Limitation period to transfer, assign or sell warrants	30 days
Warrants Redemption, Common Stock Price Equals or Exceeds $18.00 [Member]
Warrants [Abstract]
Warrant redemption price (in dollars per share)	$ 0.01
Notice period to redeem warrants	30 days
Redemption period	30 days
Number of trading days	20 days
Trading day threshold period	30 days
Warrants Redemption, Common Stock Price Equals or Exceeds $10.00 [Member]
Warrants [Abstract]
Period Only To Redeem Outstanding Warrants After Warrants Become Exercisable	90 days
Warrant redemption price (in dollars per share)	$ 0.10
Notice period to redeem warrants	30 days
Redemption period	30 days
Class A Common Stock
Warrants [Abstract]
Additional shares issued with the closing of business combination (in dollars per share)	$ 9.20
Class A Common Stock | Warrants Redemption, Common Stock Price Equals or Exceeds $18.00 [Member]
Warrants [Abstract]
Share price (in dollars per share)	18.00
Class A Common Stock | Warrants Redemption, Common Stock Price Equals or Exceeds $10.00 [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 10.00